INVESTMENTS	12 Months Ended
Dec. 31, 2024
Disclosure of Investments [abstract]
INVESTMENTS	INVESTMENTS

	2024	2023
Non-Current
Investments in other companies:
- Cementos del Plata S.A.	69,400	69,400
Total	69,400	69,400
Current
Short-term investments:
- Government securities in dollars	-	3,504,535
- Mutual fund in pesos	514,442	66,422
- Short-term investments in foreign currency	64,024	153,601
Total	578,466	3,724,558

Short-term investments in pesos accrue interest at an annual nominal rate of approximately 30.99% and 89.82% as of December 31, 2024 and 2023, respectively. Short-term investments in foreign currency accrue interest at an annual nominal rate of approximately 0.19% and 0.72% as of December 31, 2024 and 2023, respectively.
Short-term investments are held for investment purposes and are made for variable periods ranging from one day to three months, according to the Group’s funding needs.